Fort Pitt Capital Funds
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202

June 16, 2011

VIA EDGAR TRANSMISSION

Mr. Larry Greene
U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C. 20549

Re:	Fort Pitt Capital Funds (the “Trust”)
File Nos.: 333-69326 and 811-10495
Fort Pitt Capital Total Return Fund (S000006164)

Dear Mr. Greene:

Transmitted herewith on behalf of the Trust and its series, the Fort Pitt Capital Total Return Fund (the “Fund”), is the definitive proxy statement on Schedule 14A for the Fund in preparation for a special shareholder meeting scheduled for July 14, 2011.  The purpose of the shareholder meeting is to:

1.	Approve a proposed Agreement and Plan of Reorganization for the Fund, whereby the Fund would be reorganized as a series of Advisors Series Trust; and
2.	The transaction of any other business that properly comes before the meeting, or any adjournments or postponements thereof

If you have any questions regarding the enclosed, please do not hesitate to contact me at (414) 765-6609.

Very truly yours,

/s/ Jeanine M. Bajczyk

Jeanine M. Bajczyk, Esq.
for U.S. Bancorp Fund Services